Segment information	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Segment information
27.	Segment information

The operating segment information is reported in the manner in which the Company’s senior management assesses business performance and makes decisions regarding investments and resource allocation.

	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Consolidated assets by operating segment-06.30.2018
Current assets	3,900	12,357	1,504	54	2,598	21,769	(4,769)	37,413
Non-current assets	124,664	32,995	13,997	115	2,579	8,927	(169)	183,108

Long-term receivables	7,477	3,006	1,558	3	856	8,114	(129)	20,885
Investments	1,190	1,209	744	38	—	6	—	3,187
Property, plant and equipment	114,718	28,608	11,454	74	1,530	688	(40)	157,032
Operating assets	82,712	24,985	9,032	70	1,329	444	(40)	118,532
Under construction	32,006	3,623	2,422	4	201	244	—	38,500
Intangible assets	1,279	172	241	—	193	119	—	2,004

Total Assets	128,564	45,352	15,501	169	5,177	30,696	(4,938)	220,521

Consolidated assets by operating segment-12.31.2017
Current assets	7,575	12,670	1,811	64	2,961	27,472	(5,422)	47,131
Non-current assets	137,044	38,396	16,744	126	3,160	9,274	(509)	204,235

Long-term receivables	7,619	3,330	2,395	4	1,074	7,489	(461)	21,450
Investments	1,429	1,492	830	33	5	6	—	3,795
Property, plant and equipment	126,487	33,400	13,231	89	1,862	1,629	(48)	176,650
Operating assets	91,386	29,217	10,580	85	1,603	1,306	(48)	134,129
Under construction	35,101	4,183	2,651	4	259	323	—	42,521
Intangible assets	1,509	174	288	—	219	150	—	2,340

Total Assets	144,619	51,066	18,555	190	6,121	36,746	(5,931)	251,366

Consolidated Statement of Income by operating segment
	Apr-Jun/2018
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Sales revenues	13,383	18,147	2,883	60	6,843	—	(17,909)	23,407

Intersegments	12,859	4,075	833	56	86	—	(17,909)	—
Third parties	524	14,072	2,050	4	6,757	—	—	23,407
Cost of sales	(7,601)	(15,603)	(2,119)	(55)	(6,462)	—	17,204	(14,636)

Gross profit (loss)	5,782	2,544	764	5	381	—	(705)	8,771
Income (expenses)	(915)	(541)	(595)	(5)	(305)	(1,778)	(10)	(4,149)
Selling	(19)	(410)	(512)	(1)	(223)	(146)	(6)	(1,317)
General and administrative	(59)	(94)	(31)	(5)	(58)	(364)	(1)	(612)
Exploration costs	(162)	—	—	—	—	—	—	(162)
Research and development	(117)	(2)	(6)	—	—	(39)	—	(164)
Other taxes	(9)	(35)	(14)	(1)	(4)	(37)	—	(100)
Other income and expenses	(549)	—	(32)	2	(20)	(1,192)	(3)	(1,794)

Net income / (loss) before financial results and income taxes	4,867	2,003	169	—	76	(1,778)	(715)	4,622
Net finance income (expenses)	—	—	—	—	—	(734)	—	(734)
Results in equity-accounted investments	3	85	4	(7)	—	1	—	86

Net income / (loss) before income taxes	4,870	2,088	173	(7)	76	(2,511)	(715)	3,974
Income taxes	(1,652)	(682)	(58)	—	(26)	889	243	(1,286)

Net income (loss) for the period	3,218	1,406	115	(7)	50	(1,622)	(472)	2,688

Net income (loss) attributable to:
Shareholders of Petrobras	3,219	1,456	74	(7)	35	(1,511)	(472)	2,794
Non-controlling interests	(1)	(50)	41	—	15	(111)	—	(106)

Net income (loss) for the period	3,218	1,406	115	(7)	50	(1,622)	(472)	2,688

Consolidated Statement of Income by operating segment
	Jan-Jun/2018
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Sales revenues	25,933	35,207	5,719	128	14,063	—	(34,685)	46,365

Intersegments	24,888	7,813	1,683	118	183	—	(34,685)	—
Third parties	1,045	27,394	4,036	10	13,880	—	—	46,365
Cost of sales	(15,030)	(30,759)	(3,917)	(119)	(13,197)	—	33,682	(29,340)

Gross profit (loss)	10,903	4,448	1,802	9	866	—	(1,003)	17,025
Income (expenses)	(652)	(1,272)	(1,389)	(11)	(623)	(2,944)	(20)	(6,911)
Selling	(41)	(855)	(1,078)	(1)	(456)	(145)	(14)	(2,590)
General and administrative	(134)	(200)	(69)	(10)	(120)	(738)	(1)	(1,272)
Exploration costs	(298)	—	—	—	—	—	—	(298)
Research and development	(221)	(5)	(10)	—	—	(81)	—	(317)
Other taxes	(59)	(60)	(25)	(2)	(11)	(91)	—	(248)
Other income and expenses	101	(152)	(207)	2	(36)	(1,889)	(5)	(2,186)

Net income / (loss) before financial results and income taxes	10,251	3,176	413	(2)	243	(2,944)	(1,023)	10,114
Net finance income (expenses)	—	—	—	—	—	(2,969)	—	(2,969)
Results in equity-accounted investments	3	222	27	(9)	—	1	—	244

Net income / (loss) before income taxes	10,254	3,398	440	(11)	243	(5,912)	(1,023)	7,389
Income taxes	(3,482)	(1,081)	(141)	1	(83)	1,933	348	(2,505)

Net income (loss) for the period	6,772	2,317	299	(10)	160	(3,979)	(675)	4,884

Net income (loss) attributable to:
Shareholders of Petrobras	6,775	2,399	222	(10)	118	(3,890)	(675)	4,939
Non-controlling interests	(3)	(82)	77	—	42	(89)	—	(55)

Net income (loss) for the period	6,772	2,317	299	(10)	160	(3,979)	(675)	4,884

Consolidated Statement of Income by operating segment
	Apr-Jun/2017
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Sales revenues	9,887	15,944	2,881	47	6,317	—	(14,253)	20,823

Intersegments	9,535	3,835	735	45	103	—	(14,253)	—
Third parties	352	12,109	2,146	2	6,214	—	—	20,823
Cost of sales	(6,638)	(13,881)	(2,091)	(51)	(5,906)	—	14,386	(14,181)

Gross profit (loss)	3,249	2,063	790	(4)	411	—	133	6,642
Income (expenses)	(1,031)	(620)	1,382	(5)	(301)	(1,425)	16	(1,984)
Selling	(34)	(401)	(545)	—	(251)	4	18	(1,209)
General and administrative	(74)	(111)	(36)	(6)	(67)	(397)	—	(691)
Exploration costs	(187)	—	—	—	—	—	—	(187)
Research and development	(117)	(3)	(7)	—	—	(44)	—	(171)
Other taxes	(21)	(17)	(192)	(1)	(6)	(717)	—	(954)
Other income and expenses	(598)	(88)	2,162	2	23	(271)	(2)	1,228

Net income / (loss) before financial results and income taxes	2,218	1,443	2,172	(9)	110	(1,425)	149	4,658
Net finance income (expenses)	—	—	—	—	—	(2,747)	—	(2,747)
Results in equity-accounted investments	35	131	27	(2)	—	—	—	191

Net income / (loss) before income taxes	2,253	1,574	2,199	(11)	110	(4,172)	149	2,102
Income taxes	(755)	(490)	(738)	3	(38)	55	(51)	(2,014)

Net income (loss) for the period	1,498	1,084	1,461	(8)	72	(4,117)	98	88

Net income (loss) attributable to:
Shareholders of Petrobras	1,512	1,079	1,431	(8)	72	(4,088)	98	96
Non-controlling interests	(14)	5	30	—	—	(29)	—	(8)

Net income (loss) for the period	1,498	1,084	1,461	(8)	72	(4,117)	98	88

Consolidated Statement of Income by operating segment
	Jan-Jun/2017
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Sales revenues	20,459	33,091	5,330	99	12,966	—	(29,385)	42,560

Intersegments	19,751	7,893	1,439	95	207	—	(29,385)	—
Third parties	708	25,198	3,891	4	12,759	—	—	42,560
Cost of sales	(13,452)	(28,682)	(3,763)	(108)	(12,064)	—	29,714	(28,355)

Gross profit (loss)	7,007	4,409	1,567	(9)	902	—	329	14,205
Income (expenses)	(1,645)	(1,295)	1,100	(4)	(614)	(2,587)	36	(5,009)
Selling	(66)	(839)	(620)	(1)	(489)	6	40	(1,969)
General and administrative	(152)	(228)	(89)	(13)	(135)	(807)	—	(1,424)
Exploration costs	(281)	—	—	—	—	—	—	(281)
Research and development	(169)	(6)	(11)	—	—	(92)	—	(278)
Other taxes	(31)	(35)	(212)	(4)	(12)	(752)	—	(1,046)
Other income and expenses	(946)	(187)	2,032	14	22	(942)	(4)	(11)

Net income / (loss) before financial results and income taxes	5,362	3,114	2,667	(13)	288	(2,587)	365	9,196
Net finance income (expenses)	—	—	—	—	—	(5,212)	—	(5,212)
Results in equity-accounted investments	46	304	55	(19)	—	—	—	386

Net income / (loss) before income taxes	5,408	3,418	2,722	(32)	288	(7,799)	365	4,370
Income taxes	(1,824)	(1,058)	(906)	4	(98)	1,255	(124)	(2,751)

Net income (loss) for the period	3,584	2,360	1,816	(28)	190	(6,544)	241	1,619

Net income (loss) attributable to:
Shareholders of Petrobras	3,579	2,370	1,756	(28)	190	(6,595)	241	1,513
Non-controlling interests	5	(10)	60	—	—	51	—	106

Net income (loss) for the period	3,584	2,360	1,816	(28)	190	(6,544)	241	1,619